LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT [Abstract]
Schedule of Long-Term Debt
(in thousands of $)	2011	2010
Long-term debt:
8.5% Senior Notes due 2013	274,209	296,074
Norwegian kroner 500 million senior unsecured floating rate bonds due 2014	74,583	78,955
3.75% senior unsecured convertible bonds due 2016	125,000	-
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2021	1,436,672	1,547,825
	1,910,464	1,922,854
Less: current portion of long-term debt	(150,342)	(162,785)
	1,760,122	1,760,069

Schedule of Maturities of Long-term Debt
The outstanding debt as of December 31, 2011, is repayable as follows:

(in thousands of $) Year ending December 31
2012	150,342
2013	506,158
2014	306,329
2015	367,983
2016	178,411
Thereafter	401,241
Total debt	1,910,464